Convertible Redeemable Preferred Shares	12 Months Ended
Mar. 31, 2021
Text Block [Abstract]
Convertible Redeemable Preferred Shares
17 CONVERTIBLE REDEEMABLE PREFERRED SHARES
Prior to the Company’s IPO in December 2018, the Company issued several rounds of convertible redeemable preferred shares (the “Preferred Shares”). Each Preferred Shares was convertible, at the option of the holder and certain automatic conversion events (e.g. the Company’s IPO), into one Class A ordinary shares of the Company. Prior to their conversion, the Preferred Shares were entitled to certain privileges over ordinary shares with respect to conversion, redemption, dividends and liquidation.
Modification
Modifications of Preferred Shares that result in transfers of value between holders of Preferred Shares and ordinary shareholders are accounted by analogizing to the guidance in ASC 718 for modification of share compensation arrangements classified as equity. Any changes in value resulting from the modification is recognized as effective dividend to (from) holders of Preferred Shares and is included in earnings available to ordinary shareholders in both basic and diluted EPS calculation.
On July 18, 2018, the Company amended its Memorandum of Articles of Association to extend the first possible redemption date of the Preferred Shares from December 31, 2018 to December 31, 2019. The amendment to the first possible redemption date of the Preferred Shares was accounted for as modification as the fair values of these Shares immediately after the amendment was not significantly different from their fair values immediately before the amendment. The Company accounted for the modification that resulted in a transfer of value from ordinary shareholders to holders of Preferred Shares of RMB89,076 as deemed dividend to holders of Preferred Shares. The impact on the accretion of the Preferred Shares to redemption value is accounted for prospectively.
For each period before the conversion of the Preferred Shares, the Company recorded accretions on the Preferred Shares to the respective redemption value by using the effective interest rate method from the issuance dates to the earliest redemption dates as set forth in the original issuance. The accretion was recorded against retained earnings, or in the absence of retained earnings, by charges against additional paid-in-capital, or
in the absence of
additional paid-in-capital, by
charges to accumulated deficit. The accretion of the Preferred Shares for the year ended March 31, 2019 was RMB509,904 and was recorded in shareholders’ deficit.
Immediately prior to the completion of the Company’s initial public offering on December 10, 2018, all of the Preferred Shares were converted to Class A Ordinary Shares.